Financial Instruments - valuation (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments
Cumulative adjustments to balance sheet liability amounts

	Debt Securities in issue (3)		Subordinated
Cumulative own credit adjustment (2)	HFT £m	DFV £m	liabilities DFV £m	Derivatives £m	Total £m
2017	(47)	(37)	116	—	32
2016	(34)	(6)	196	81	237

Carrying values of underlying liabilities	£bn	£bn	£bn
2017	1.1	3.4	0.9
2016	1.6	4.6	1.0

Notes:

(1)	The OCA does not alter cash flows and is not used for performance management.
(2)	Includes wholesale and retail note issuances.
(3)

The reserve movement between periods will not equate to the reported profit or loss or other comprehensive income related to own credit. RBS has early adopted the provisions within IFRS 9 Financial Instruments in respect of the presentation of gains and losses on financial liabilities designated at fair value through profit and loss from 1 January 2017. The balance sheet reserve is stated by converting underlying currency balances at spot rates for each period, whereas the income statement includes intra-period foreign exchange sell-offs.

(4)

The cumulative adjustment for debt securities in issue is opposite to that for subordinated liabilities: debt securities in issue were issued relatively recently at wider than current spreads, whilst many of the subordinated liabilities were issued before the financial crisis at significantly tighter spreads.

Schedule financial assets and liabilities carried at fair value on the balance sheet by valuation hierarchy

	Level 1	Level 2	Level 3	Total	Level 3 sensitivity (5)
2017	£bn	£bn	£bn	£bn	Favourable (£m)	Unfavourable (£m)
Assets
Loans and advances	—	58.3	0.2	58.5	—	—
Debt securities	56.8	13.2	1.2	71.2	30	(10)
- of which AFS	37.2	6.2	0.3	43.7	—	—
Equity shares	—	0.3	0.2	0.5	20	(30)
- of which AFS	—	0.1	0.2	0.3	20	(20)
Derivatives	—	159.1	1.7	160.8	160	(170)
	56.8	230.9	3.3	291.0	210	(210)

Proportion	19.6%	79.3%	1.1%	100%

Liabilities
Customer accounts	—	53.0	0.2	53.2	20	(20)
Debt securities in issue	—	4.2	0.3	4.5	10	(10)
Short positions	23.7	4.8	—	28.5	—	—
Derivatives	—	152.9	1.7	154.6	140	(140)
Subordinated liabilities	—	0.9	—	0.9	—	—
	23.7	215.8	2.2	241.7	170	(170)

Proportion	9.8%	89.3%	0.9%	100%

	Level 1	Level 2	Level 3	Total	Level 3 sensitivity (5)
2016	£bn	£bn	£bn	£bn	Favourable (£m)	Unfavourable (£m)
Assets
Loans and advances	—	61.5	0.6	62.1	50	(50)
Debt securities (3)	53.8	9.2	0.8	63.8	70	(20)
- of which AFS	35.1	4.0	0.1	39.2	20	(10)
Equity shares	0.1	0.2	0.4	0.7	40	(50)
- of which AFS	—	0.1	0.3	0.4	30	(40)
Derivatives	—	244.2	2.7	246.9	200	(200)
	53.9	315.1	4.5	373.5	360	(320)

Proportion	14.4%	84.4%	1.2%	100%

Liabilities
Customer accounts	—	62.0	0.4	62.4	10	(20)
Debt securities in issue	—	5.6	0.6	6.2	40	(40)
Short positions	19.7	2.4	—	22.1	—	—
Derivatives	—	234.4	2.0	236.4	120	(120)
Subordinated liabilities	—	1.0	—	1.0	—	—
	19.7	305.4	3.0	328.1	170	(180)

Proportion	6.0%	93.1%	0.9%	100%

Notes:

(1)

Level 1: valued using unadjusted quoted prices in active markets, for identical financial instruments. Examples include G10 government securities, listed equity shares, certain exchange-traded derivatives and certain US agency securities.

Level 2: valued using techniques based significantly on observable market data. Instruments in this category are valued using:

(a) quoted prices for similar instruments or identical instruments in markets which are not considered to be active; or

(b) valuation techniques where all the inputs that have a significant effect on the valuations are directly or indirectly based on observable market data.

Level 2 instruments include non-G10 government securities, most government agency securities, investment-grade corporate bonds, certain mortgage products, including CLOs, most bank loans, repos and reverse repos, less liquid listed equities, state and municipal obligations, most notes issued, and certain money market securities and loan commitments and most OTC derivatives.

Level 3: instruments valued using a valuation technique where at least one input which could have a significant effect on the instrument’s valuation, is not based on observable market data. Level 3 instruments primarily include cash instruments which trade infrequently, certain syndicated and commercial mortgage loans, certain emerging markets instruments, unlisted equity shares, certain residual interests in securitisations, asset-backed products and less liquid debt securities, certain structured debt securities in issue, and OTC derivatives where valuation depends upon unobservable inputs such as certain credit and exotic derivatives. No gain or loss is recognised on the initial recognition of a financial instrument valued using a technique incorporating significant unobservable data.

(2)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instruments were transferred. There were no significant transfers between level 1 and level 2.
(3)

For an analysis of debt securities (by issuer, measurement classification and analysis of asset backed securities) and derivatives (by type of contract) refer to Capital and risk management - Credit risk.

(4)

The determination of an instrument’s level cannot be made at a global product level as a single product type can be in more than one level. For example, a single name corporate credit default swap could be in level 2 or level 3 depending on whether the reference counterparty’s obligations are liquid or illiquid.

Sensitivity represents the favourable and unfavourable effect on the income statement or the statement of comprehensive income due to reasonably possible changes to valuations using reasonably possible alternative inputs in RBS’s valuation techniques or models. Level 3 sensitivities are calculated on a trade or low level portfolio basis and hence these aggregated figures do not reflect the correlation between some of the sensitivities. In particular, for some portfolios, the sensitivities may be negatively correlated where a downward movement in one asset would produce an upward movement in another, but due to the additive presentation above, this correlation cannot be shown.

Schedule of valuation techniques for unobservable inputs of level 3 financial instruments

	Level 3 (£bn)				Range
Financial instruments	Assets	Liabilities	Valuation technique	Unobservable inputs	Low	High
Loans and advances	0.2
			Price-based	Price	0%	100.53%
Debt securities	1.2
			Price-based	Price	0	369.81 GBP
			Price-based	Price	99.94%	101.84%
Equity shares	0.2
			Price-based	Price	0.164	585,066 GBP
			Valuation	Discount factor	9%	13%
			Valuation	Fund NAV	80%	120%
Customer accounts		0.2
			DCF based on recoveries	Correlation	(29%)	86.05%
				Interest rate delta	(0.38%)	2.61%
Debt securities in issue		0.3
			Price-based	Price	56.77 JPY	148.68 EUR
			Valuation	Fund NAV	0.202	977.24 GBP
Derivatives	1.7	1.7
Credit	0.2	0.1	DCF based on recoveries	Credit spreads	0.1 bps	500 bps
			Option pricing model	Correlation	(50%)	80%
				Volatility	38%	80%
				Upfront points	0%	99%
				Recovery rate	10%	40%
Interest and foreign exchange contracts	1.4	1.5	Option pricing model	Correlation	(75%)	100%
				Volatility	0%	292%
Equity	0.1	0.1	Option pricing model	Correlation	(57%)	95%
				Forward	146%	189%
				Volatility	7%	11%

Notes:

(1)

The table above excludes unobservable inputs where the impact on valuation is not significant. Movements in the underlying input may have a favourable or unfavourable impact on the valuation depending on the particular terms of the contract and the exposure. For example, an increase in the credit spread of a bond would be favourable for the issuer but unfavourable for the note holder. Whilst RBS indicates where it considers that there are significant relationships between the inputs, there inter-relationships will be affected by macro economic factors including interest rates, foreign exchange rates or equity index levels.

(2)

Credit spreads and discount margins: credit spreads and margins express the return required over a benchmark rate or index to compensate for the credit risk associated with a cash instrument. A higher credit spread would indicate that the underlying instrument has more credit risk associated with it. Consequently, investors require a higher yield to compensate for the higher risk. The discount rate comprises credit spread or margin plus the benchmark rate; it is used to value future cash flows.

(3)

Price and yield: There may be a range of prices used to value an instrument that may be a direct comparison of one instrument or portfolio with another or, movements in a more liquid instrument may be used to indicate the movement in the value of a less liquid instrument. The comparison may also be indirect in that adjustments are made to the price to reflect differences between the pricing source and the instrument being valued, for example different maturity, credit quality, seniority or expected pay-outs. Similarly to price, an instrument’s yield may be compared with other instruments’ yields either directly or indirectly.

(4)

Recovery rate: reflects market expectations about the return of principal for a debt instrument or other obligations after a credit event or on liquidation. Recovery rates tend to move conversely to credit spreads.

(5)

Valuation: for private equity investments, risk may be measured by beta, estimated by looking at past prices of similar stocks and from valuation statements where valuations are usually derived from earnings measures such as EBITDA or net asset value.

(6)

Correlation: measures the degree by which two prices or other variables are observed to move together. If they move in the same direction there is positive correlation; if they move in opposite directions there is negative correlation. Correlations typically include relationships between: default probabilities of assets in a basket (a group of separate assets), exchange rates, interest rates and other financial variables.

(7)	Volatility: a measure of the tendency of a price to change with time.
(8)	Interest rate delta: these ranges represent the low/high marks on the relevant discounting curve.
(9)

Upfront points: where CDS contracts are standardised, the inherent spread of the trade may exceed the standard premium paid or received under the contract. Upfront points will compensate for the difference between the standard premium and the actual premium at the start of the contract.

(10)	RBS does not have any material liabilities measured at fair value that are issued with an inseparable third party credit enhancement.

Schedule of movement in level 3 assets and liabilities

	2017				2016
	FVTPL	AFS	Total	Total	FVTPL	AFS	Total	Total
	assets (2)	assets	assets	liabilities	assets (2)	assets	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	4,111	426	4,537	2,997	3,152	765	3,917	2,716
Amount recorded in the income statement (1)	(654)	82	(572)	(341)	(124)	5	(119)	(70)
Amount recorded in the statement of comprehensive
income	—	2	2	—	—	71	71	—
Level 3 transfers in	719	275	994	530	2,135	29	2,164	1,408
Level 3 transfers out	(1,015)	(3)	(1,018)	(672)	(1,020)	(113)	(1,133)	(1,052)
Issuances	371	—	371	—	3	—	3	35
Purchases	1,789	19	1,808	412	1,298	42	1,340	600
Settlements	(161)	—	(161)	(423)	(758)	—	(758)	(610)
Sales	(2,354)	(301)	(2,655)	(323)	(624)	(382)	(1,006)	(87)
Foreign exchange and other adjustments	(16)	(2)	(18)	5	49	9	58	57
At 31 December	2,790	498	3,288	2,185	4,111	426	4,537	2,997

Amounts recorded in the income statement in respect
of balances held at year end
- unrealised	(84)	4	(80)	595	29	11	40	13
- realised	276	—	276	(100)	282	(4)	278	(34)

Notes:

(1)

There were £240 million net losses on HFT instruments (2016 - £45 million) recorded in income from trading activities in continuing operations. Net gains on other instruments of £9 million (2016 - £4 million losses) were recorded in other operating income and interest income as appropriate in continuing operations. There were no losses in discontinued operations.

(2)	Fair value through profit or loss comprises held-for-trading predominantly and designated at fair value through profit and loss.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	Items where fair value approximates	Carrying		Fair value of hierarchy level
2017	carrying value £bn	value £bn	Fair value £bn	Level 1 £bn	Level 2 £bn	Level 3 £bn
Financial assets
Cash and balances at central banks	98.3

Loans and advances to banks	1.0	10.5	10.5	—	9.1	1.4

Loans and advances to customers
UK PBB
- mortgages		136.6	136.6	—	—	136.6
- other		25.1	24.7	—	—	24.7
Ulster Bank RoI
- mortgages		14.5	12.8	—	—	12.8
- other		5.0	5.0	—	—	5.0
Commercial Banking
- commercial real estate		15.9	15.7	—	—	15.7
- other		81.1	80.2	—	0.1	80.1
Private Banking		13.5	13.4	—	—	13.4
RBS International		8.7	8.6	—	—	8.6
NatWest Markets		9.6	9.7	—	1.2	8.5
Central items & other		0.1	0.1	—	—	0.1
Total loans and advances to customers		310.1	306.8	—	1.3	305.5

Of which:
Performing		303.9	300.8	—	1.3	299.5
Non-performing		6.2	6.0	—	—	6.0

Debt securities		7.8	7.9	4.3	1.5	2.1
Settlement balances	2.5

Financial liabilities
Deposits by banks	4.5	25.9	26.0	—	22.4	3.6
Customer accounts	321.5	39.8	39.9	—	12.9	27.0
Debt securities in issue		26.0	27.3	—	22.2	5.1
Settlement balances	2.8
Notes in circulation (1)	2.2
Subordinated liabilities		11.8	12.6	—	12.5	0.1

Note:

(1)	Included in Accruals and other liabilities.

	Items where fair value approximates	Carrying		Fair value of hierarchy level
2016*	carrying value £bn	value £bn	Fair value £bn	Level 1 £bn	Level 2 £bn	Level 3 £bn
Financial assets
Cash and balances at central banks	74.3

Loans and advances to banks	0.8	11.4	11.5	—	3.3	8.2

Loans and advances to customers
UK PBB
- mortgages		137.5	138.4	—	—	138.4
- other		15.2	14.7	—	—	14.7
Ulster Bank RoI
- mortgages		14.4	12.3	—	—	12.3
- other		4.5	4.5	—	—	4.5
Commercial Banking
- commercial real estate		16.6	16.4	—	—	16.4
- other		83.7	84.4	—	0.1	84.3
Private Banking		12.2	12.2	—	—	12.2
RBS International		8.5	8.3	—	—	8.3
NatWest Markets		13.1	12.7	—	0.8	11.9
Central items & other		2.1	2.1	—	—	2.1
Total loans and advances to customers		307.8	306.0	—	0.9	305.1

Of which:
Performing		300.4	298.8	—	0.9	297.9
Non-performing		7.4	7.2	—	—	7.2

Debt securities		8.7	8.8	5.0	0.3	3.5
Settlement balances	5.5

Financial liabilities
Deposits by banks	4.3	9.4	9.5	—	6.2	3.3
Customer accounts	308.4	35.1	35.2	—	10.9	24.3
Debt securities in issue		21.0	21.6	—	17.1	4.5
Settlement balances	3.6
Notes in circulation (1)	2.0
Subordinated liabilities		18.5	18.5	—	18.4	0.1

* Re-presented to reflect segment reorganisation.

Note:

(1)	Included in Accruals and other liabilities.